Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Credit Facility Amendment. On February 5, 2015, the commitments under the Partnership credit facility were increased to $1.5 billion and the maturity date was extended by a year to March 6, 2020.
LPC Acquisition. On January 31, 2015, the Partnership, through one of its wholly owned subsidiaries acquired LPC Crude Oil Marketing LLC (“LPC”), which has crude oil gathering, transportation and marketing operations in the Permian Basin, for approximately $100.0 million, subject to certain adjustments.